Stockholders' Deficit - Common stock (Details)					12 Months Ended
	Nov. 17, 2023 shares	Aug. 17, 2023 shares	Nov. 23, 2022 shares	May 18, 2022 shares	Dec. 31, 2023 Vote $ / shares shares	Sep. 30, 2024 $ / shares shares	Aug. 18, 2023 shares	Dec. 31, 2022 $ / shares shares
COMMON STOCK, PREFERRED STOCK AND STOCKHOLDERS' EQUITY
Common stock, shares authorized						55,000,000
Common stock, par value | $ / shares						$ 0.0001
Common stock, shares issued after conversion						16,602,460
Common stock, shares outstanding after conversion						16,602,460
Kingswood Acquisition Corp
COMMON STOCK, PREFERRED STOCK AND STOCKHOLDERS' EQUITY
Number of public shares redeemed	9,966		954,800	10,036,744
Kingswood Acquisition Corp | Class A common stock
COMMON STOCK, PREFERRED STOCK AND STOCKHOLDERS' EQUITY
Common stock, shares authorized					100,000,000			100,000,000
Common stock, par value | $ / shares					$ 0.0001			$ 0.0001
Common stock, votes per share | Vote					1
Common stock, shares issued after conversion		3,203,049			3,193,083		3,193,083
Common stock, shares outstanding after conversion		3,203,049			3,193,083		3,193,083
Conversion ratio		1
Kingswood Acquisition Corp | Class A common stock subject to possible redemption
COMMON STOCK, PREFERRED STOCK AND STOCKHOLDERS' EQUITY
Common stock subject to possible redemption outstanding (in shares)					484,083			508,456
Kingswood Acquisition Corp | Class A common stock not subject to possible redemption
COMMON STOCK, PREFERRED STOCK AND STOCKHOLDERS' EQUITY
Common stock, shares authorized					100,000,000			100,000,000
Common stock, par value | $ / shares					$ 0.0001			$ 0.0001
Common stock subject to possible redemption outstanding (in shares)					2,709,000			104,000
Common stock, shares issued after conversion					2,709,000			104,000
Common stock, shares outstanding after conversion					2,709,000			104,000
Kingswood Acquisition Corp | Class B common stock
COMMON STOCK, PREFERRED STOCK AND STOCKHOLDERS' EQUITY
Common stock, shares authorized					10,000,000			10,000,000
Common stock, par value | $ / shares					$ 0.0001			$ 0.0001
Common stock, votes per share | Vote					1
Common stock, shares issued after conversion		270,000			270,000		270,000	2,875,000
Common stock, shares outstanding after conversion		270,000			270,000		270,000	2,875,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders					20.00%
Conversion ratio		1			1